Acquisitions And Minority Investment (Narrative) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified		0 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended
	Jan. 01, 2011	Jul. 06, 2010 LightLab Imaging [Member]	Jan. 01, 2011 LightLab Imaging [Member]	Nov. 18, 2010 AGA Medical [Member]	Dec. 31, 2011 AGA Medical [Member]	Jan. 01, 2011 AGA Medical [Member]	Jan. 01, 2011 CardioMEMS [Member]	Nov. 18, 2010 Maximum [Member] AGA Medical [Member]	Nov. 18, 2010 Minimum [Member] AGA Medical [Member]
Schedule Of Acquisitions And Minority Investment [Line Items]
Cash paid, net of cash acquired	$ 642,207,000		$ 92,781,000	$ 549,400,000		$ 549,426,000
Business acquisition, transaction costs		1,400,000		15,000,000
Developed and core technology intangible assets		39,600,000		372,000,000
Developed and core technology intangible assets, useful life, years		15						15	12
Acquired IPR&D	134,270,000		14,270,000			120,000,000
Trademark intangible assets				48,800,000
Business acquisition, purchase price				1,100,000,000	1,100,000,000
Goodwill purchase accounting adjustments					(2,995,000)
Common stock issued in connection with acquisition, shares				13.6
Debt assumed that was paid off at closing				197,000,000
Outstanding shares acquired, price per share				$ 20.80
Equity minority investment							60,000,000
Equity security ownership interest	19.00%
Additional payment to acquire CardioMEMS, at our company's option							$ 375,000,000